Stock-Based Compensation (Schedule of Stock-based Assets and Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Assets:
Diversified investments associated with the stock-based retirement plans, Current	$ 1.8	$ 1.5
Diversified investments associated with the stock-based retirement plans, Long-term	25.0	20.5
Diversified investments associated with the stock-based retirement plans, Total	26.8	22.0
Liabilities:
Share Liabilities, Current	1.8	1.5
Share Liabilities, Long-term	18.0	17.9
Other - primarily timing differences between employee withholdings and related employer contributions to be submitted to various plans' trust accounts, Current	7.7	8.0
Other - primarily timing differences between employee withholdings and related employer contributions to be submitted to various plans' trust accounts, Long-term	0.0	0.0
Other - primarily timing differences between employee withholdings and related employer contributions to be submitted to various plans' trust accounts, Total	7.7	8.0
Total liabilities associated with stock-based compensation, Current	20.8	31.3
Total liabilities associated with stock-based compensation, Long-term	31.2	30.9
Total liabilities associated with stock-based compensation, Total	52.0	62.2
Stock-based retirement plans
Liabilities:
Share Liabilities, Current	1.8	1.5
Share Liabilities, Long-term	23.8	20.7
Share Liabilities, Total	25.6	22.2
Performance Stock Unit Awards
Liabilities:
Share Liabilities, Current	9.7	8.5
Share Liabilities, Long-term	5.6	8.8
Share Liabilities, Total	15.3	17.3
PGI
Liabilities:
Share Liabilities, Current	1.6	13.3
Share Liabilities, Long-term	1.8	1.4
Share Liabilities, Total	$ 3.4	$ 14.7